FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule Of Contractual Maturities of Non-Derivative Liabilities	The following table summarizes the contractual maturities of the Company’s financial liabilities, and operating and capital purchase commitments at December 31, 2025 of its continuing operations (note 9):

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Trade payables and accrued liabilities	$294,169	$—	$—	$—	$—	$—	$294,169
Loans and borrowings(1)(4)	265,200	446,205	382,008	782,009	36,527	—	1,911,949
Derivative liabilities(2)	58,473	17	—	—	—	—	58,490
Lease liabilities(4)	30,707	26,428	19,472	12,477	22,732	5,827	117,643
Other financial liabilities(1)(3)(4)	51,860	53,735	53,017	40,888	24,678	1,886	226,064
Reclamation and closure costs(4)	4,859	15,408	21,171	10,871	5,616	332,188	390,113
Purchase commitments(4)	88,564	164	—	—	—	—	88,728
Other operating commitments(4)	3,225	3,225	3,225	3,225	51,227	—	64,127
Total	$797,057	$545,182	$478,893	$849,470	$140,780	$339,901	$3,151,283
(1)Amounts included in the above table include principal and interest payments, except accrued interest, which is included in trade payables and accrued liabilities.
(2)Derivative liabilities in the above table represent the fair values of the derivative instruments that are expected to be cash-settled.
(3)Other financial liabilities mainly relate to the Equipment Facilities (note 18(a)).
(4)Amounts included in the above table represent the undiscounted future cash flows.

Schedule Of Contractual Maturities of Derivative Liabilities	The following table summarizes the contractual maturities of the Company’s financial liabilities, and operating and capital purchase commitments at December 31, 2025 of its continuing operations (note 9):

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Trade payables and accrued liabilities	$294,169	$—	$—	$—	$—	$—	$294,169
Loans and borrowings(1)(4)	265,200	446,205	382,008	782,009	36,527	—	1,911,949
Derivative liabilities(2)	58,473	17	—	—	—	—	58,490
Lease liabilities(4)	30,707	26,428	19,472	12,477	22,732	5,827	117,643
Other financial liabilities(1)(3)(4)	51,860	53,735	53,017	40,888	24,678	1,886	226,064
Reclamation and closure costs(4)	4,859	15,408	21,171	10,871	5,616	332,188	390,113
Purchase commitments(4)	88,564	164	—	—	—	—	88,728
Other operating commitments(4)	3,225	3,225	3,225	3,225	51,227	—	64,127
Total	$797,057	$545,182	$478,893	$849,470	$140,780	$339,901	$3,151,283
(1)Amounts included in the above table include principal and interest payments, except accrued interest, which is included in trade payables and accrued liabilities.
(2)Derivative liabilities in the above table represent the fair values of the derivative instruments that are expected to be cash-settled.
(3)Other financial liabilities mainly relate to the Equipment Facilities (note 18(a)).
(4)Amounts included in the above table represent the undiscounted future cash flows.

Schedule Of Exposure to Currency Risk
The following table summarizes the Company’s financial assets and financial liabilities that are denominated in foreign currencies at December 31, 2025, excluding those classified as held for sale (note 9):

At December 31, 2025	CAD	NIO	MXN
Financial assets
Cash and cash equivalents	$8,753	$543	$3,269
Marketable securities	162,683	—	—
Derivative assets	112	—	—
Restricted cash	7,069	—	—
Other financial assets	2,060	1,521	—
Financial liabilities
Accounts payable and accrued liabilities	(189,691)	(31,811)	(8,711)
Loans and borrowings	(23,625)	—	—
Derivative liabilities	(78,065)	—	—
Lease liabilities	(72,333)	—	—
	$(183,037)	$(29,747)	$(5,442)
At December 31, 2024
Financial assets
Cash and cash equivalents	$10,730	$—	$1,758
Marketable securities	6,142	—	—
Derivative assets	81	—	—
Restricted cash	6,921	—	—
Other financial assets	6,657	—	—
Financial liabilities
Accounts payable and accrued liabilities	(38,043)	—	(32,922)
Derivative liabilities	—	—	—
Lease liabilities	(36,983)	—	—
	$(44,495)	$—	$(31,164)
Based on the above foreign currency denominated financial assets and financial liabilities at December 31, 2025, excluding the effect of foreign exchange contracts, the reasonably possible weakening or strengthening in CAD against USD, assuming all other variables remained constant, would have resulted in a $13.4 million increase or decrease, respectively, in the Company’s net income during the year ended December 31, 2025.